Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TETON WESTWOOD FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
Supplement [Text Block]	twf_SupplementTextBlock
THE TETON WESTWOOD FUNDS (the “Trust”)

TETON WESTWOOD MID-CAP EQUITY FUND (the “Fund”)

Supplement dated May 23, 2016, to the Fund’s Summary Prospectus and Statutory Prospectus for Class AAA shares, Class A shares, and Class C shares dated January 28, 2016

Effective as of May 23, 2016, Teton Advisors, Inc. (the “Adviser”) is reducing the expense cap for Class AAA shares, Class A shares, and Class C shares to 1.05%, 1.30%, and 1.80%, respectively. The “Fees and Expenses of the Mid-Cap Equity Fund” section beginning on page 1 of the summary prospectus and beginning on page 14 of the statutory prospectus, with respect to Class AAA shares, Class A shares, and Class C shares only, should be replaced with the following:

	Class AAA Shares	Class A Shares	Class C Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.50%	1.00%
Other Expenses	1.49%	1.49%	1.49%
Total Annual Fund Operating Expenses	2.74%	2.99%	3.49%
Less Fee Waiver and/or Expense Reimbursement(1)	1.69%	1.69%	1.69%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.05%	1.30%	1.80%

(1)
Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Mid-Cap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at an annual rate of 1.05% for Class AAA shares, 1.30% for Class A shares, and 1.80% for Class C shares. Under this same arrangement, the Mid-Cap Equity Fund has also agreed, during the three-year period following the year of any such waiver and/or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.05%, 1.30% and 1.80% for Class AAA shares, Class A shares and Class C shares, respectively, after giving effect to the repayments. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2017, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in the Mid-Cap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mid-Cap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Mid-Cap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$107	$690	$1,299	$2,947
Class A Shares	$527	$1,134	$1,766	$3,461
Class C Shares	$283	$914	$1,668	$3,653

You would pay the following expenses if you did not redeem your shares of the Mid-Cap Equity Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$107	$690	$1,299	$2,947
Class A Shares	$527	$1,134	$1,766	$3,461
Class C Shares	$183	$914	$1,668	$3,653

TETON Westwood Mid-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	twf_SupplementTextBlock
THE TETON WESTWOOD FUNDS (the “Trust”)

TETON WESTWOOD MID-CAP EQUITY FUND (the “Fund”)

Supplement dated May 23, 2016, to the Fund’s Summary Prospectus and Statutory Prospectus for Class AAA shares, Class A shares, and Class C shares dated January 28, 2016

Effective as of May 23, 2016, Teton Advisors, Inc. (the “Adviser”) is reducing the expense cap for Class AAA shares, Class A shares, and Class C shares to 1.05%, 1.30%, and 1.80%, respectively. The “Fees and Expenses of the Mid-Cap Equity Fund” section beginning on page 1 of the summary prospectus and beginning on page 14 of the statutory prospectus, with respect to Class AAA shares, Class A shares, and Class C shares only, should be replaced with the following:

	Class AAA Shares	Class A Shares	Class C Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.50%	1.00%
Other Expenses	1.49%	1.49%	1.49%
Total Annual Fund Operating Expenses	2.74%	2.99%	3.49%
Less Fee Waiver and/or Expense Reimbursement(1)	1.69%	1.69%	1.69%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.05%	1.30%	1.80%

(1)
Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Mid-Cap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at an annual rate of 1.05% for Class AAA shares, 1.30% for Class A shares, and 1.80% for Class C shares. Under this same arrangement, the Mid-Cap Equity Fund has also agreed, during the three-year period following the year of any such waiver and/or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.05%, 1.30% and 1.80% for Class AAA shares, Class A shares and Class C shares, respectively, after giving effect to the repayments. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2017, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in the Mid-Cap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mid-Cap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Mid-Cap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$107	$690	$1,299	$2,947
Class A Shares	$527	$1,134	$1,766	$3,461
Class C Shares	$283	$914	$1,668	$3,653

You would pay the following expenses if you did not redeem your shares of the Mid-Cap Equity Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$107	$690	$1,299	$2,947
Class A Shares	$527	$1,134	$1,766	$3,461
Class C Shares	$183	$914	$1,668	$3,653

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Mid-Cap Equity Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Mid-Cap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Mid-Cap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Mid-Cap Equity Fund:
TETON Westwood Mid-Cap Equity Fund | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.69%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	690
5 Years	rr_ExpenseExampleYear05	1,299
10 Years	rr_ExpenseExampleYear10	2,947
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	690
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,299
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,947
TETON Westwood Mid-Cap Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.69%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[1]
1 Year	rr_ExpenseExampleYear01	$ 527
3 Years	rr_ExpenseExampleYear03	1,134
5 Years	rr_ExpenseExampleYear05	1,766
10 Years	rr_ExpenseExampleYear10	3,461
1 Year	rr_ExpenseExampleNoRedemptionYear01	527
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,134
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,766
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,461
TETON Westwood Mid-Cap Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.49%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.69%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.80%	[1]
1 Year	rr_ExpenseExampleYear01	$ 283
3 Years	rr_ExpenseExampleYear03	914
5 Years	rr_ExpenseExampleYear05	1,668
10 Years	rr_ExpenseExampleYear10	3,653
1 Year	rr_ExpenseExampleNoRedemptionYear01	183
3 Years	rr_ExpenseExampleNoRedemptionYear03	914
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,668
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,653

[1]	Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Mid-Cap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at an annual rate of 1.05% for Class AAA shares, 1.30% for Class A shares, and 1.80% for Class C shares. Under this same arrangement, the Mid-Cap Equity Fund has also agreed, during the three-year period following the year of any such waiver and/or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.05%, 1.30% and 1.80% for Class AAA shares, Class A shares and Class C shares, respectively, after giving effect to the repayments. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2017, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.